SHARE-BASED COMPENSATION - Restricted Share Units and Employee ownership plan (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2021 USD ($)
Weighted Average Grant Date Fair Value
Unrecognized compensation expense | ¥	¥ 363,230	¥ 363,230
Weighted average period of non vested options	2 years 9 months 18 days
Share based compensation expense | ¥	¥ 145,593		¥ 75,695		¥ 54,281
Restricted share units
SHARE-BASED COMPENSATION
Contractual term of options granted	10 years
Granted	1,552,040		1,716,950		3,050,427
Vesting period	4 years
Number of Restricted Stocks
Beginning balance	3,067,781		2,553,999		0
Granted	1,552,040		1,716,950		3,050,427
Forfeited	(1,339,044)		(565,116)		(195,200)
Vested	(894,988)		(638,052)		(301,228)
Ending balance	2,385,789		3,067,781		2,553,999
Weighted Average Grant Date Fair Value
Beginning balance | $ / shares		¥ 3.69		$ 3.88		$ 0
Granted | $ / shares		5.27		3.28		3.90
Forfeited | $ / shares		4.35		2.83		3.10
Vested | $ / shares		3.89		4.12		4.60
Ending balance | $ / shares		¥ 4.27		$ 3.69		$ 3.88
Total fair value of restricted share units vested | ¥	¥ 22,395		¥ 17,017
Unrecognized compensation expense | ¥	¥ 51,308	¥ 51,308
Weighted average period of non vested options	2 years 6 months
Share based compensation expense | ¥	¥ 25,711		¥ 21,280		¥ 18,159
Restricted share units | First year anniversary
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	25.00%
Restricted share units | Second year anniversary
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	25.00%
Restricted share units | Third year anniversary
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	25.00%
Restricted share units | Fourth year anniversary
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	25.00%
Employee ownership plan of 1 Pharmacy Technology
SHARE-BASED COMPENSATION
Granted	5,298,506		32,500,000
Number of Restricted Stocks
Beginning balance	32,500,000
Granted	5,298,506		32,500,000
Forfeited	(6,150,869)
Ending balance	31,647,637		32,500,000
Weighted Average Grant Date Fair Value
Beginning balance | ¥ / shares	¥ 14.19
Granted | ¥ / shares	13.74		¥ 14.19
Forfeited | ¥ / shares	14.17
Ending balance | ¥ / shares	¥ 14.12		¥ 14.19
Weighted average remaining contractual term, outstanding (in years)	2 years 11 months 8 days		3 years 10 months 2 days		0 years
Aggregate intrinsic value, outstanding | $				$ 428,675			$ 395,595
Total fair value of restricted share units vested | ¥	¥ 32,500
Weighted average period of non vested options	2 years 10 months 24 days
Share based compensation expense | ¥	¥ 93,649		¥ 16,642
Employee ownership plan of 1 Pharmacy Technology | Tranche One
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	50.00%
Employee ownership plan of 1 Pharmacy Technology | Tranche two
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	50.00%